PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Software and electronic equipment	36,283	65,288
Buildings	19,342	19,342
Leasehold improvements	26,744	74,209
Total	82,369	158,839
Less: accumulated depreciation	(21,438)	(36,387)
Construction in progress	3,419	2,167
Property, plant and equipment, net	64,350	124,619

The Group has recorded depreciation expenses of RMB5,773, RMB9,409 and RMB14,949 during the years ended December 31, 2018, 2019 and 2020, respectively. No impairment was recorded during the years ended December 31, 2018, 2019 and 2020.